Business Combination - Summary of fair value of assets acquired and liabilities assumed as part of the Acquisition (Details) - TOI Parent Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimated fair value of assets acquired and liabilities assumed:
Total goodwill	$ 15,680,160	$ 14,226,674	$ 14,076,674	$ 14,076,674
Practice, ICRI, and HHHC
Business Combination
Cash	892,500	34,875,000
Deferred consideration arrangement	817,500
Fair value of total consideration transferred	1,710,000	44,958,702
Estimated fair value of assets acquired and liabilities assumed:
Cash	65,042	505,317
Accounts receivable	248,816	11,097,858
Inventory	62,656	2,707,640
Other receivables	149,398
Prepaid expenses and other		144,447
Property and equipment, net		388,511
Total goodwill	1,453,486	14,076,674
Intangible assets, net		25,234,000
Total assets acquired	1,979,398	54,154,447
Accounts payable	120,000	136,989
Debt, inclusive of PPP	149,398	7,658,103
Deferred tax liability		1,400,653
Total liabilities assumed	269,398	9,195,745
Net assets acquired	$ 1,710,000	$ 44,958,702